SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
SUBSEQUENT EVENT	25. SUBSEQUENT EVENT On January 15, 2013, TransCanada PipeLines Limited issued US$750 million of Senior Notes maturing January 15, 2016 and bearing interest at 0.75 per cent.